UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York             10036

    (Address of principal executive offices)            (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Air Transport (1.7%)
727,742	Expeditors International of Washington, Inc.	$26,460,699

	Alternative Energy (1.6%)
1,151,618	Ultra Petroleum Corp. (a)	25,312,564

	Beverage: Brewers & Distillers (2.8%)
3,674,048	DE Master Blenders 1753 N.V. (Netherlands) (a)	44,262,510

	Biotechnology (3.4%)
1,120,818	Illumina, Inc. (a)	54,023,428

	Chemicals: Diversified (3.9%)
664,760	Monsanto Co.	60,506,455

	Commercial Finance & Mortgage Companies (1.8%)
4,651,214	BM&F Bovespa SA (Brazil)	28,105,745

	Commercial Services (1.7%)
612,772	Intertek Group PLC (United Kingdom)	27,112,404

	Communications Technology (4.2%)
1,291,010	Motorola Solutions, Inc.	65,260,555

	Computer Services, Software & Systems (23.7%)
523,693	Baidu, Inc. ADR (China) (a)	61,177,816
2,103,308	Facebook, Inc., Class A (a)	45,536,618
1,997,378	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $35,794,662; acquired 10/08/10 – 02/02/11)	41,805,121
182,872	Google, Inc., Class A (a)	137,976,924
254,179	LinkedIn Corp., Class A (a)	30,603,152
313,665	Salesforce.com, Inc. (a)	47,893,509
2,428,838	Zynga, Inc., Class A (a)	6,897,900

		371,891,040

	Computer Technology (13.5%)
284,045	Apple, Inc.	189,531,867
942,244	Yandex N.V., Class A (Russia) (a)	22,717,503

		212,249,370

	Consumer Lending (4.6%)
59,714	Mastercard, Inc., Class A	26,959,677
339,721	Visa, Inc., Class A	45,617,736

		72,577,413

	Diversified Media (1.9%)
488,184	Naspers Ltd., Class N (South Africa)	30,205,469

	Diversified Retail (15.0%)
653,975	Amazon.com, Inc. (a)	166,318,922
2,604,014	Groupon, Inc. (a)	12,395,107
93,400	Priceline.com, Inc. (a)	57,789,382

		236,503,411

	Financial Data & Systems (1.5%)
674,325	MSCI, Inc., Class A (a)	24,134,092

	Insurance: Property-Casualty (2.1%)
1,604,883	Progressive Corp. (The)	33,285,273

	Medical Equipment (3.4%)
108,347	Intuitive Surgical, Inc. (a)	53,700,024

	Metals & Minerals: Diversified (0.6%)
764,188	Molycorp, Inc. (a)	8,788,162

	Real Estate Investment Trusts (REIT) (4.5%)
2,052,732	Brookfield Asset Management, Inc., Class A (Canada)	70,839,781

	Recreational Vehicles & Boats (4.0%)
2,250,980	Edenred (France)	63,247,163

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Semiconductors & Components (0.8%)
591,282	First Solar, Inc. (a)		$13,093,940

	Wholesale & International Trade (1.5%)
14,716,000	Li & Fung Ltd. (d)		22,812,120

	Total Common Stocks (Cost $1,271,052,017)		1,544,371,618

	Convertible Preferred Stock (0.6%)
	Alternative Energy
3,444,548	Better Place, Inc. (a)(b)(c) (acquisition cost - $8,611,368; acquired 01/25/10) (Cost $8,611,368)		10,333,644

NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
21,471	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $21,470,975)		21,470,975

	Total Investments (Cost $1,301,134,360) (f)	100.2%	1,576,176,237
	Liabilities in Excess of Other Assets	(0.2)	(3,595,152)

	Net Assets	100.0%	$1,572,581,085

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $52,138,765 and represents 3.3% of net assets.
(c)	At September 30, 2012, the Fund held fair valued securities valued at $52,138,765, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Air Transport	$26,460,699	$—	$—	$26,460,699
Alternative Energy	25,312,564	—	—	25,312,564
Beverage: Brewers & Distillers	44,262,510	—	—	44,262,510
Biotechnology	54,023,428	—	—	54,023,428
Chemicals: Diversified	60,506,455	—	—	60,506,455
Commercial Finance & Mortgage Companies	28,105,745	—	—	28,105,745
Commercial Services	27,112,404	—	—	27,112,404
Communications Technology	65,260,555	—	—	65,260,555
Computer Services, Software & Systems	330,085,919	—	41,805,121	371,891,040
Computer Technology	212,249,370	—	—	212,249,370
Consumer Lending	72,577,413	—	—	72,577,413
Diversified Media	30,205,469	—	—	30,205,469
Diversified Retail	236,503,411	—	—	236,503,411
Financial Data & Systems	24,134,092	—	—	24,134,092
Insurance: Property-Casualty	33,285,273	—	—	33,285,273
Medical Equipment	53,700,024	—	—	53,700,024
Metals & Minerals: Diversified	8,788,162	—	—	8,788,162
Real Estate Investment Trusts (REIT)	70,839,781	—	—	70,839,781
Recreational Vehicles & Boats	63,247,163	—	—	63,247,163
Semiconductors & Components	13,093,940	—	—	13,093,940
Wholesale & International Trade	22,812,120	—	—	22,812,120
Total Common Stocks	1,502,566,497	—	41,805,121	1,544,371,618
Convertible Preferred Stock	—	—	10,333,644	10,333,644
Short-Term Investment - Investment Company	21,470,975	—	—	21,470,975
Total Assets	$1,524,037,472	$—	$52,138,765	$1,576,176,237

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock
Beginning Balance	$53,929,206	$15,638,248
Purchases		—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(12,124,085)	(5,304,604)
Realized gains (losses)	—	—

Ending Balance	$41,805,121	$10,333,644

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(12,124,085)	$(5,304,604)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$41,805,121	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock
Alternative Energy	$10,333,644	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012